Stein Roe Advisor Funds

Semiannual Report
March 31, 1998

Photo of: hands holding small tree

Stein Roe Advisor Funds

Growth Funds

                  Stein Roe Advisor Special Fund
                  Stein Roe Advisor Special Venture Fund

Stein Roe Mutual Funds
Sensible Risks. Intelligent Investments.(sm)

Contents
----------------------------------------------------------------------------
Fund Performance.........................................................  1
   How the Stein Roe Advisor growth
   funds have done over time

Q&A
   Interviews with the portfolio managers and
   summaries of investment activity
Stein Roe Advisor Special Fund...........................................  3
Stein Roe Advisor Special Venture Fund...................................  5

Portfolios of Investments................................................  7
   Complete lists of investments with market values

Financial Statements.....................................................  13
   Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements............................................  19

Financial Highlights.....................................................  21
   Selected per-share data



                Must be preceded or accompanied by a prospectus.

Fund Performance
--------------------------------------------------------------------------------


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Each performance figure includes changes in a fund's share price, plus reinvestment of any dividends (net investment income) and capital gains (the profits the fund earns when it sells stocks that have grown in value).

                          Average Annual Total Returns
                          Periods ended March 31, 1998
--------------------------------------------------------------------------------------------------------
                                                      Past 1        Past 3         Past 5        Past 10
                                                       Year          Years          Years         Years
--------------------------------------------------------------------------------------------------------
Stein Roe Advisor Special Fund                        42.28%        22.34%         15.84%         16.86%
S&P 500                                               47.96         32.79          22.38          18.92
S&P MidCap 400                                        49.04         28.47          19.51          19.25
NASDAQ Industrials                                    33.77         19.32          13.80          13.50
                                                       Past 1                                    Life
                                                        Year                                   of Fund(1)
--------------------------------------------------------------------------------------------------------
Stein Roe Advisor Special Venture Fund                27.19%                                     21.85%
Russell 2000                                          42.02                                      22.24

Past performance is no guarantee of future results. Share price and investment returns will vary, so you may have a gain or loss when you sell shares. The Adviser currently limits expenses to 1.45% and 1.50% of average annual net assets, respectively, of the Stein Roe Advisor Special Fund and the Stein Roe Advisor Special Venture Fund; absent these limits, total returns would be less. Historical performance for Class K shares for the period prior to Feb. 14, 1997, is based on the performance of SR&F Special and Special Venture Portfolios restated to reflect the 12b-1 fees and any other expenses applicable to that class, without giving effect to any fee waivers and assuming reinvestment of dividends and capital gains. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. The S&P 500, the S&P MidCap, the NASDAQ Industrials and the Russell 2000 are unmanaged groups of stocks that differ from the composition of any Stein Roe fund; they are not available for direct investment.

1Inception Date: Special Venture Fund -- Oct. 17, 1994. Because index returns are calculated on a monthly basis, the index returns marked "Life of Fund" are calculated from the month-end results that fell closest to the Fund's inception date.

A fund's performance, especially for short time periods, should not be the sole factor in making your investment decision.

Investment Comparison
-------------------------------------------------------------------------------
Comparison of change in value of a $10,000 investment.
-------------------------------------------------------------------------------
Stein Roe Advisor Special Fund
LINE CHART:
                  Advisor Special          S&P 500
9/30/87           10000                    10000
9/30/88           9086                     8761
9/30/89           12690                    11648
9/30/90           11547                    10571
9/30/91           15224                    13858
9/30/92           16546                    15389
9/30/93           21019                    17384
9/30/94           21391                    18024
9/30/95           24453                    23378
9/30/96           28755                    28129
9/30/97           38331                    39500
3/31/98           40269                    46298



-------------------------------------------------------------------------------
Stein Roe Advisor Special Venture Fund
LINE CHART:
                  Advisor Special Venture  Russell 2000
10/31/94          10000                    10000
9/30/95           12370                    12389
9/30/96           16264                    14016
9/30/97           19755                    18668
3/31/98           19525                    19858
-------------------------------------------------------------------------------

Past performance is no guarantee of future results. Share price and investment returns will vary, so you may have a gain or loss when you sell shares. These graphs compare the performance of the Stein Roe Advisor funds to the S&P 500 or the Russell 2000, each an unmanaged group of stocks that differs from the composition of any Stein Roe Advisor fund; they are not available for direct investment. The Adviser currently limits expenses to 1.45% and 1.50% of average annual net assets, respectively, of the Stein Roe Advisor Special Fund and the Stein Roe Advisor Special Venture Fund; absent these limits, total returns would be less. Historical performance for Class K shares for the period prior to Feb. 14, 1997, is based on the performance of SR&F Special and Special Venture Portfolios restated to reflect 12b-1 fees and any other expenses applicable to that class, without giving effect to fee waivers and assuming reinvestment of dividends and capital gains. Total return performance includes changes in share price and reinvestment of income and capital gains distributions.

Q&A
An Interview with Gerry Sandel,
Portfolio Manager of Stein Roe Advisor Special Fund

                                    Fund Data
--------------------------------------------------------------------------------
   Investment Objective:

   Seeks to achieve capital appreciation by investing primarily in a diversified portfolio of equity securities that are considered to have limited downside risk relative to their potential for above-average growth, including securities of undervalued, underfollowed or out-of-favor companies.



Q: How did the Fund perform for the six-month period ending March 31, 1998?

A: The Fund's total return was 5.06 percent for the period, underperforming the
8.87 percent return of the Lipper peer group median and the 17.21 percent return of the S&P 500. Although the S&P 500 is the Fund's published index, it is an index comprised mainly of large-cap industrial issues. Stein Roe Advisor Special Fund tends to invest more heavily in mid-cap companies (43 percent of holdings), although it does own stocks of small and large companies as well (26 percent and 31 percent of holdings, respectively). For this reason, we feel it is more useful to compare the Fund to the S&P 400 Mid-Cap Index, which returned 11.94 percent for the six months ending March 31, 1998.

Q: What caused the Fund to underperform?

A: Our investment style does not always coincide with the markets. We invest in strong companies that have large or dominant positions in their industries, yet, for one reason or another, have lost favor with investors. We hold these investments until they experience the turnaround we believe is imminent. Once the turnaround has occurred and the price reaches a lofty valuation level, we scale back or sell the holding. Traditionally, these companies have been the hottest performing stocks in the market. While these stocks may continue to grow after we sell, we believe we reduce our risk level by selling stocks that we think are overvalued.

Q: What's an example of a stock that worked well with your strategy during the period?

A: We bought Danka Business Systems (1.1 percent of total net assets) after many investors sold the stock last year. Since the company's earnings remained strong, we anticipated that its stock price would rebound, and it did -- 22 percent during the first quarter of 1998. Likewise, Boston Scientific (1.2 percent of total net assets) rebounded 55 percent during the first quarter as the company's fundamentals improved.

Q: What other holdings performed well in recent months?

A: We overweighted the portfolio in consumer cyclical companies several quarters back when they were out of favor with investors, believing that their performance would improve. It did, and we benefited from this improvement, as companies such as the bookstore chain Borders Group and Carnival, the cruise line operator (1.2 percent and 1.8 percent of total net assets, respectively), gained significant investor favor. Now that the market has pushed these stocks to valuation levels that exceed our price targets, we'll consider selling the positions. The Fund also benefited from the performance of Scandinavian Broadcasting* (0.7 percent of total net assets). This company is developing the television market in several of the emerging Eastern European countries that are just opening up to consumerism. The stock's price grew 38 percent during the past six months. This is an example of how the portfolio tries to take advantage of unique global opportunities.

Q: What are some out-of-favor names that you added to the portfolio during the period?

A: One new position is Barrick Gold (2.1 percent of total net assets). The stock's price went down as gold prices sank to their lowest levels this decade. Barrick Gold viewed this as an opportunity to streamline production and therefore improve its profitability. The company is phasing out high-cost production mines and focusing on lower-cost production. We think it should benefit from this strategy when gold prices rebound. Other new positions include Columbia/HCA Healthcare; Stewart & Stevenson Services, a distributor of engines; and Silicon Graphics, a computer graphics company (2.4 percent, 2.1 percent and 1.7 percent of total net assets, respectively).

Q: Since you buy what others sell, are you finding opportunities in beaten-down Asian companies?

A: We're investing in U.S. companies that may benefit from buying foreign competitors or certain of their plants or facilities. With the strength in the U.S. dollar and the economic weakness in some foreign countries, U.S. companies can often buy these facilities at extremely low prices and subsequently lower their operating costs.

Q: How about in the technology sector?

A: Two stocks we purchased were Silicon Graphics, as mentioned previously, and Seagate Technologies, a disk drive manufacturer (1.7 percent and 1.0 percent of total net assets, respectively). These companies have disappointed investors and have seen their stock prices deflate. However, we believe their long-term fundamentals remain intact, and that they continue to offer good earnings turnaround potential.

Q: How do you expect the market to perform in coming months?

A: We expect the global economy to be slower, which may impact the earnings potential of some U.S. companies. This type of market environment may provide us opportunities to invest in companies that disappoint near term, but still have good long-term growth potential.

Past performance is no guarantee of future results. Share price and investment returns will vary, so you may have a gain or loss when you sell shares. Holdings are disclosed as a percentage of the SR&F Special Portfolio's total net assets. Portfolio holdings are as of March 31, 1998, and are subject to change. The Adviser currently limits expenses to 1.45% of average annual net assets; absent this limit, total returns would be less. Historical performance for Class K shares for the period prior to Feb. 14, 1997, is based on the performance of SR&F Special Portfolio restated to reflect 12b-1 fees and any other expenses applicable to that class, without giving effect to fee waivers and assuming reinvestment of dividends and capital gains. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. Absent this limit, total return would have been less. The S&P 500 and the S&P 400 are unmanaged groups of stocks that differ from the composition of each Stein Roe Fund; they are not available for direct investment. According to Lipper Analytical Services, Inc., an independent monitor of mutual fund performance, the median returns for the Fund's growth fund peer group for the one-, five- and 10-year periods ended March 31, 1998, were 44.07 percent, 19.11 percent and 16.74 percent, respectively.

* Foreign investments involve market, political and currency risks not generally associated with other investments.

Q&A
An Interview with Dick Peterson and John McLandsborough,
Portfolio Managers for Stein Roe Advisor Special Venture Fund

                                    Fund Data
--------------------------------------------------------------------------------
   Investment Objective:

   Seeks to achieve long-term capital appreciation by investing primarily in a diversified portfolio of entrepreneurially managed companies. The portfolio emphasizes investments in financially strong, small- and medium-sized companies based principally on its management appraisal and the stock valuation of the companies. Funds that emphasize investments in smaller companies may experience short-term volatility.


John McLandsborough joined Dick Peterson as co-portfolio manager of Stein Roe Advisor Special Venture Fund on June 30, 1997.


Q: How did the Fund perform?

A: The Fund's total return was -1.17 percent for the six months ended March 31, 1998 versus a return of 5.82 percent for the Lipper peer group median and 6.37 percent for the benchmark Russell 2000 Index. The Fund was weak in the first half of the period, returning -7.69 percent for the three months ended Dec. 31, 1997, before rebounding 7.07 percent for the three months ended March 31, 1998. While the short-term performance of the Fund lagged our benchmark, we continue to believe that our strategy of investing in small companies* that are well positioned, entrepreneurially managed and have reasonable valuations will continue to be successful over a long-term time horizon. We are encouraged by the Fund's 22.22 percent average annual total return since its inception on Oct. 17, 1994, which is about equal to the 22.24 percent return for the Russell 2000 Index over the same time period.

Q: What affected small-cap stocks' performance during the past six months?

A: Small-cap stocks outperformed large-cap stocks from April 1997 through October 1997 until the Asian currency crisis led to a flight to large-cap stocks. As a result, small-cap stocks lagged their large-cap counterparts over the past six months. The Russell 2000, the proxy for the small-cap market, trailed the large-cap S&P 500 benchmark by 10.84 percent during the period.

Q: What affected the Fund's performance?

A: During the past six months, the Fund's performance was driven by a combination of factors. Several of our larger holdings returned strong performance, but were offset by several additional holdings that significantly underperformed. Top performing stocks for the quarter included Metamor Worldwide (3.1 percent of total net assets), a company benefiting from the trend toward outsourcing information-technology staff and consulting services, and CB Commercial Real Estate Services (5.3 percent of total net assets), a company benefiting from its growing real estate brokerage and related services. Other issues that performed well were Metro Networks (5.0 percent of total net assets), a dominant and growing player in the niche business of providing radio and television traffic and news reports, and FiServ (1.9 percent of total net assets), a data processing company providing services for the financial services industry.

Q: What holdings dragged down performance?

A: Two sectors that underperformed for the Fund were energy and technology. Our oil and gas exploration and production holdings, including Barrett Resources and Meridian Resources (1.1 percent and 1.4 percent of total net assets, respectively), suffered given the weakened outlook for oil and gas prices. We reduced our exposure to the energy sector by selling three of our energy holdings: Renaissance Energy, Devon Energy and Cross Timbers Oil. AVX (2.5 percent of total net assets), Kent Electronics (1.4 percent of total net assets) and Danka Business Systems (1.1 percent of total net assets) all historically successful technology holdings for the Fund, underperformed during this period. We remain optimistic about the longer-term outlook for these three companies.

Q: When some of your holdings drag down short-term performance, how do you determine whether to continue to hold or to sell these particular issues?

A: A beaten-down stock price is not enough to prompt us to sell a holding. Some of our best long-term holdings have been purchased following periods of underperformance. There are four circumstances under which we are likely to sell a holding: an unexpected change in top management; a sudden change in business strategy; deteriorating company or industry fundamentals; or shares that we believe are overvalued.

Q: What is your outlook for the small-cap market in the coming months? Based on that, what is your outlook for the Fund?

A: We are optimistic regarding the outlook for the small-cap market as well as for Stein Roe Advisor Special Venture Fund. The small-cap sector, in our opinion, appears relatively cheap. The earnings growth outlook for small-cap stocks continues to be strong, and yet, the valuations seem attractive. Since 1979, the Russell 2000 has, on average, traded at a higher price-to-earnings ratio than the S&P 500. Currently, the Russell 2000 trades at a substantial discount to the S&P 500 for only the fourth time in the last 20 years. We believe continued strong growth in the earnings of small-cap companies, relative to their large-cap counterparts, should eventually lead to the outperformance of small-cap stocks. Based on this data, we feel positive about the outlook for the portfolio in the year ahead. When we compare Stein Roe Advisor Special Venture Fund to its benchmark, the Russell 2000, the Fund has a higher forecasted long-term earnings per share (EPS) growth rate, but trades at a discount in terms of valuation. Even more compelling is the comparison of the portfolio to the large-cap stock sector, as measured by the S&P 500 Index. The portfolio has almost three times the estimated long-term EPS growth, yet currently trades at comparable valuation levels.

Past performance is no guarantee of future results. Share price and investment returns will vary, so you may have a gain or loss when you sell shares. Holdings are disclosed as a percentage of the SR&F Special Venture Portfolio's total net assets. Portfolio holdings are as of March 31, 1998, and are subject to change. The Adviser currently limits expenses to 1.50% of average net assets; absent this limit, total returns would be less. Historical performance for Class K shares for the period prior to Feb. 14, 1997, is based on the performance of SR&F Special Venture Portfolio restated to reflect 12b-1 fees and any other expenses applicable to that class, without giving effect to fee waivers and assuming reinvestment of dividends and capital gains. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. The S&P 500 and the Russell 2000 are unmanaged groups of stocks that differ from the composition of each Stein Roe fund; they are not available for direct investment. According to Lipper Analytical Services, Inc., an independent monitor of mutual fund performance, the median returns for the Fund's small-cap fund peer group for the one-, three-year and since inception periods ended March 31, 1998, were 43.67 percent, 24.94 percent and 22.86 percent, respectively.

* Funds that emphasize investments in smaller companies may experience short-term volatility.

SR&F Special Portfolio
Portfolio Investments at March 31, 1998
(Dollar amounts in thousands)
(Unaudited)
                                                                                                           Number          Market
Common Stocks (87.8%)                                                                                   of Shares           Value
Advertising (2.3%)
Interpublic Group of Companies...................................................................         490,000         $30,441

Banks (2.5%)
Golden West Financial............................................................................         200,000          19,162
Washington Mutual................................................................................         200,000          14,343
                                                                                                                       ----------
                                                                                                                           33,505
Broadcasting (1.2%)
Grupo Radio Centro ADRs..........................................................................         429,800           6,098
Scandinavian Broadcasting System (a).............................................................         285,600           9,425
                                                                                                                       ----------
                                                                                                                           15,523
Business Services (4.3%)
Danka Business Systems ADRs......................................................................         822,000          15,104
Interim Services (a).............................................................................         950,000          32,062
Unitog...........................................................................................         506,550          11,714
                                                                                                                       ----------
                                                                                                                           58,880
Computer Services (1.7%)
Silicon Graphics (a).............................................................................       1,695,000          23,624

Consumer-Related (1.3%)
Newell...........................................................................................         355,000          17,195

Drugs (2.7%)
Novartis.........................................................................................          13,000          23,008
Perrigo (a)......................................................................................       1,121,500          13,738
                                                                                                                       ----------
                                                                                                                           36,746
Electrical Equipment (2.1%)
Littelfuse (a)...................................................................................         690,000          17,940
Littelfuse warrants (a)..........................................................................         547,200          10,944
                                                                                                                       ----------
                                                                                                                           28,884
Electronics and Instrumentation (5.6%)
AVX..............................................................................................       1,106,700          22,272
Kent Electronics (a).............................................................................       1,236,000          26,033
Molex, class A...................................................................................       1,029,416          27,601
                                                                                                                       ----------
                                                                                                                           75,906
Energy and Related Services (6.0%)
Cross Timbers Oil................................................................................       2,016,225          40,577
Renaissance Energy Limited (a)...................................................................         935,000          19,034
Petroleum Geo-Services ADRs (a)..................................................................         370,900          22,022
                                                                                                                       ----------
                                                                                                                           81,633
Financial Services (2.5%)
American Express.................................................................................         235,000          21,576
Household International..........................................................................          90,000          12,398
                                                                                                                       ----------
                                                                                                                           33,974
Health Services and Equipment (13.9%)
Acuson (a).......................................................................................         810,300          14,687
Boston Scientific (a)............................................................................         244,600          16,511
Cardinal Health..................................................................................         100,000           8,819
Columbia/HCA Healthcare..........................................................................       1,000,000          32,250
First Health Group (a)...........................................................................         390,500          21,185
Invacare.........................................................................................       1,173,550          30,512
MedPartners (a)..................................................................................       1,100,000          11,275

Health Services and Equipment (continued)
Steris (a).......................................................................................         200,000       $ 10,800
Stryker..........................................................................................         464,600         21,778
Sybron International (a).........................................................................         800,000         20,900
                                                                                                                      ----------
                                                                                                                         188,717
Industrial Products (2.2%)
Carlisle.........................................................................................         595,200         29,239

Insurance Companies (6.1%)
National Mutual Asia Limited.....................................................................      18,450,000         15,240
Progressive......................................................................................         298,200         40,164
20th Century Industries..........................................................................         992,700         26,679
                                                                                                                      ----------
                                                                                                                          82,083
Leisure and Entertainment (2.6%)
Carnival, class A................................................................................         350,000         24,413
CBS..............................................................................................         300,000         10,181
                                                                                                                      ----------
                                                                                                                          34,594
Machinery - General Industry (3.2%)
Robbins & Myers..................................................................................         135,100          5,151
Stewart & Stevenson Services.....................................................................       1,206,400         29,029
Singer...........................................................................................         812,000          8,577
                                                                                                                      ----------
                                                                                                                          42,757
Metals (2.0%)
Barrick Gold.....................................................................................       1,284,000         27,767

Mining and Agriculture (1.4%)
Cyprus Amax Minerals.............................................................................         678,000         11,272
Placer Dome......................................................................................         626,600          8,263
                                                                                                                      ----------
                                                                                                                          19,535
Motor Vehicles (3.8%)
Harley-Davidson..................................................................................         864,000         28,512
Superior Industries International................................................................         701,000         23,264
                                                                                                                      ----------
                                                                                                                          51,776
Office Products (1.5%)
Ikon Office Solutions............................................................................         589,000         20,357

Security (1.3%)
Pittston Brink's Group...........................................................................         437,600         18,056

Retail (4.8%)
Borders Group (a)................................................................................         460,000         15,669
Consolidated Stores (a)..........................................................................         519,250         22,295
Proffitt's (a)...................................................................................         433,200         15,704
Zale (a).........................................................................................         404,600         11,683
                                                                                                                      ----------
                                                                                                                          65,351
Specialty Chemicals (5.9%)
Imperial Chemical Industries ADRs................................................................         325,000         23,359
Lydall (a).......................................................................................         929,000         16,780
Minerals Technologies............................................................................         274,200         13,813
OM Group.........................................................................................         624,000         26,286
                                                                                                                      ----------
                                                                                                                          80,238
Technology Services (1.0%)
Seagate Technology (a)...........................................................................         522,000         13,181

Telecommunications (4.1%)
AirTouch Communications (a)......................................................................         349,500      $  17,104
PriCellular (a)..................................................................................       1,081,000         13,783
Telephone & Data Systems.........................................................................         509,000         24,178
                                                                                                                  --------------
                                                                                                                          55,065
Textiles and Apparel (1.8%)
Unifi............................................................................................         648,475         24,156
                                                                                                                  --------------

Total Common Stocks
(Cost $703,921)..................................................................................                      1,189,182
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Principal
Short-Term Obligations (12.1%)                                                                             Amount
--------------------------------------------------------------------------------------------------------------------------------
Commercial Paper (12.1%)
Associates Corp. of North America 6.050% 4/01/98.................................................         $13,150         13,150
Circus Circus 6.050% 04/01/98....................................................................          50,000         50,000
Merrill Lynch 6.050% 04/01/98....................................................................          50,000         50,000
Texas Utilities 5.950% 04/02/98..................................................................          50,000         49,992
                                                                                                                  --------------
Total Short-Term Obligations
(Cost $163,142)..................................................................................                        163,142
--------------------------------------------------------------------------------------------------------------------------------

Total Investments (99.9%)
(Cost $867,063) (b)..............................................................................                      1,352,324
Other Assets, Less Liabilities (0.1%)............................................................                          1,794
                                                                                                                  --------------
Total Net Assets (100.0%)........................................................................                     $1,354,118
                                                                                                                  ==============


Notes to Portfolio of Investments

(a) Non-income producing security.
(b) At March 31, 1998, the cost of investments for federal income tax purposes was $868,617. Net unrealized appreciation was $483,707, consisting of gross unrealized appreciation of $493,669 and gross unrealized depreciation of $9,962.

See accompanying Notes to Financial Statements.

SR&F Special Venture Portfolio
Portfolio Investments at March 31, 1998
(Dollar amounts in thousands)
(Unaudited)
                                                                                                           Number          Market
Common Stocks (95.2%)                                                                                   of Shares           Value
Automotive Accessories (2.5%)
Superior Industries International................................................................         172,600        $ 5,728

Broadcast and Media (8.6%)
Central European Media Enterprises Limited (a)...................................................         285,200          8,306
Metro Networks (a)...............................................................................         273,000         11,739
                                                                                                                      ----------
                                                                                                                          20,045
Business Services (10.8%)
Alternative Resources (a)........................................................................         418,700          8,819
Danka Business Systems ADRs......................................................................         143,500          2,637
Interim Services (a).............................................................................         189,900          6,409
Metamor Worldwide (a)............................................................................         192,900          7,246
                                                                                                                      ----------
                                                                                                                          25,111
Commercial Banks (1.2%)
National Bancorp of Alaska.......................................................................          18,700          2,842

Computer Services (5.2%)
BARRA (a)........................................................................................         161,200          4,594
Fiserv (a).......................................................................................          71,400          4,525
SPSS (a).........................................................................................         133,800          3,144
                                                                                                                      ----------
                                                                                                                          12,263
Cosmetics (2.5%)
Nu Skin Asia (a).................................................................................         226,200          5,825

Dental Products (1.1%)
National Dentex (a)..............................................................................         101,700          2,568

Diversified Operations (3.6%)
Fisher Companies.................................................................................          39,500          2,528
Triarc Companies (a).............................................................................         227,300          5,967
                                                                                                                      ----------
                                                                                                                           8,495
Drugs (3.4%)
Ligand Pharmaceuticals (a).......................................................................         124,800          1,989
Shire Pharmaceuticals Group (a)..................................................................          85,200          1,826
Teva Pharmaceutical Industries Limited ADRs......................................................          95,000          4,061
                                                                                                                      ----------
                                                                                                                           7,876
Electrical Equipment (9.0%)
AVX..............................................................................................         289,800          5,832
Ballantyne of Omaha (a)..........................................................................         313,700          4,941
Black Box (a)....................................................................................          50,000          1,844
Computer Products (a)............................................................................         221,000          5,152
Kent Electronics (a).............................................................................         153,200          3,227
                                                                                                                      ----------
                                                                                                                          20,996
Health Services & Equipment (7.4%)
Biosource International (a)......................................................................         312,000          2,009
Complete Management (a)..........................................................................         222,500          1,891
Urologix (a).....................................................................................         175,800          1,632
Uroquest Medical (a).............................................................................         301,700          1,207
Xomed Surgical Products (a)......................................................................         285,900          7,862
Young Innovations (a)............................................................................         165,900          2,571
                                                                                                                      ----------
                                                                                                                          17,172

Insurance (7.3%)
Meadowbrook Insurance Group......................................................................         310,900        $ 9,521
PAULA Financial..................................................................................         230,500          5,474
20th Century Industries..........................................................................          77,800          2,091
                                                                                                                     -----------
                                                                                                                          17,086
Oil and Gas (2.5%)
Barrett Resources (a)............................................................................          72,500          2,533
Meridian Resource (a)............................................................................         411,500          3,292
                                                                                                                     -----------
                                                                                                                           5,825
Optical Supplies (3.7%)
Sola International (a)...........................................................................         210,800          8,735

Packaging (1.5%)
Siligan Holdings (a).............................................................................          96,600          3,393

Publishing (2.9%)
CMP Media (a)....................................................................................         268,100          6,736

Real Estate Development and Management (13.3%)
CB Commercial Real Estate Services Group (a).....................................................         308,900         12,356
LaSalle Partners (a).............................................................................         138,800          4,511
Reckson Associates...............................................................................         286,300          7,551
Spieker Properties...............................................................................         162,000          6,682
                                                                                                                    ------------
                                                                                                                          31,100
Retail (1.3%)
Video Update (a).................................................................................         878,000          3,018

Specialty Chemicals (2.8%)
ChemFirst........................................................................................         247,000          6,546

Telecommunications (2.1%)
Andrew...........................................................................................         107,000          2,120
Western Wireless (a).............................................................................         123,800          2,847
                                                                                                                    ------------
                                                                                                                           4,967
Textile and Apparel (0.6%)
Columbia Sportswear (a)..........................................................................          61,900          1,308

Wholesale Distribution (1.9%)
Henry Schein (a).................................................................................         105,000          4,359
                                                                                                                    ------------

Total Common Stocks
(Cost $187,849)..................................................................................                        221,994
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Principal
Short-Term Obligations (6.0%)                                                                              Amount
--------------------------------------------------------------------------------------------------------------------------------

Commerical Paper (6.0%)
Associates Corp. of North America 6.050% 4/01/98.................................................          $9,845          9,845
Conagra 6.100% 4/01/98...........................................................................           4,000          4,000
                                                                                                                    ------------
Total Short-Term Obligations
(Cost $13,845)...................................................................................                         13,845
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                           Market
                                                                                                                            Value
Total Investments (101.2%)
(Cost $204,694) (b)..............................................................................                        $235,839
Other Assets, Less Liabilities (-1.2%)...........................................................                          (2,721)
                                                                                                                     ------------
Total Net Assets (100.0%)........................................................................                       $233,118
                                                                                                                     ============

Notes to Portfolio of Investments
(a) Non-income producing security.
(b) At March 31, 1998, the cost of investments for federal income tax purposes was $205,786. Net unrealized appreciation was $30,053, consisting of gross unrealized appreciation of $38,393 and gross unrealized depreciation of $8,340.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
March 31, 1998
(All amounts in thousands, except per-share amounts)
(Unaudited)
                                                                                                    Advisor
                                                                                   Advisor          Special
                                                                                   Special          Venture
                                                                                      Fund             Fund
Assets
Investment in Portfolio, at value...............................................    $  548           $  463
Cash............................................................................        33               34
Receivable for fund shares sold.................................................         2               --
Other assets....................................................................        11               11
                                                                                  --------         --------
   Total assets.................................................................       594              508
                                                                                  --------         --------
Liabilities
Payable to investment adviser...................................................        32               32
Other liabilities...............................................................        13               13
                                                                                  --------         --------
   Total liabilities............................................................        45               45
                                                                                  --------         --------
   Net assets...................................................................    $  549           $  463
                                                                                  ========         ========
Liabilities
Paid-in capital.................................................................    $  499           $  436
Net unrealized appreciation on investments......................................        44               29
Accumulated net realized gains (losses) on investments..........................         6               (2)
                                                                                  --------         --------
   Net assets...................................................................    $  549           $  463
                                                                                  ========         ========
Shares outstanding (unlimited number authorized)................................        42               40
                                                                                  ========         ========
Net asset value per share.......................................................    $13.09           $11.66
                                                                                  ========         ========


See accompanying Notes to Financial Statements.

Statements of Operations
For the six months ended March 31, 1998
(All amounts in thousands, except per-share amounts)
(Unaudited)
                                                                                                                          Advisor
                                                                                                         Advisor          Special
                                                                                                         Special          Venture
                                                                                                            Fund             Fund
                                                                                                        --------         --------
Investment Income
Dividends and interest allocated from Portfolio..................................................           $  1             $  1
                                                                                                        --------         --------
Expenses
Amortization of organization costs...............................................................             15               15
Accounting fees..................................................................................             12               12
SEC and state registration fees..................................................................             10               10
Printing and postage.............................................................................              3                3
Audit and legal fees.............................................................................              3                3
Trustees' fees...................................................................................              3                3
Expenses allocated from Portfolio................................................................              1                1
Other............................................................................................              1                1
                                                                                                        --------         --------
   Total expenses................................................................................             48               48
Reimbursement of expenses by investment adviser..................................................            (47)             (47)
                                                                                                        --------         --------
   Net expenses..................................................................................              1                1
                                                                                                        --------         --------
   Net investment loss...........................................................................             --               --
                                                                                                        --------         --------
Realized and Unrealized Gains on Investments
Net realized gains on investments and foreign currency
   transactions allocated from Portfolio.........................................................             10                2
Net change in unrealized appreciation or depreciation on
   investments and foreign currency translations.................................................             13                7
                                                                                                        --------         --------
   Net gains on investments......................................................................             23                9
                                                                                                        --------         --------
Net Increase in Net Assets Resulting from Operations.............................................          $  23             $  9
                                                                                                        ========         ========


See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
For the six months ended March 31, 1998 and the period ended September 30, 1997
(All amounts in thousands)
(Unaudited)
                                                                                                            Advisor Special
                                                                            Advisor Special Fund             Venture Fund
                                                                              1998           1997 (a)       1998          1997 (a)
Operations
Net investment loss.....................................................     $  --          $  --          $  --         $  --
Net realized gain (loss) on investments.................................        10             (6)             2            (4)
Net change in unrealized appreciation or depreciation on investments....        13             31              7            22
                                                                          --------       --------       --------      --------
   Net increase in net assets resulting from operations.................        23             25              9            18
                                                                          --------       --------       --------      --------

Share Transactions
Subscriptions to fund shares............................................       422            100            336           100
Redemptions of fund shares..............................................       (21)            --             --           --
                                                                          --------       --------       --------      --------
   Net increase from share transactions.................................       401            100            336           100
                                                                          --------       --------       --------      --------
   Net increase in net assets...........................................       424            125            345           118

Total Net Assets
Beginning of period.....................................................       125             --            118           --
                                                                          --------       --------       --------      --------
End of period...........................................................     $ 549          $ 125          $ 463         $ 118
                                                                          ========       ========       ========      ========

Accumulated Undistributed Net Investment Income.........................     $  --          $  --          $  --         $  --
                                                                          ========       ========       ========      ========

Analysis of Changes in Shares of Beneficial Interest
Subscriptions to fund shares............................................        34             10             30            10
Redemptions of fund shares..............................................        (2)            --             --           --
                                                                          --------       --------       --------      --------
   Net increase in fund shares..........................................        32             10             30            10
Shares outstanding at beginning of period...............................        10             --             10           --
                                                                          --------       --------       --------      --------
Shares outstanding at end of period.....................................        42             10             40            10
                                                                          ========       ========       ========      ========



(a) From commencement of operations on February 14, 1997.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
March 31, 1998
(All amounts in thousands)
(Unaudited)
                                                                                                                             SR&F
                                                                                                            SR&F          Special
                                                                                                         Special          Venture
                                                                                                       Portfolio        Portfolio
Assets
Investments, at market value (cost of $867,063,
   and $204,694, respectively)...................................................................     $1,352,324         $235,839
Cash.............................................................................................              4               --
Receivable for investments sold..................................................................          5,108            2,244
Dividends receivable.............................................................................            634               99
                                                                                                   -------------      -----------
   Total assets..................................................................................      1,358,070          238,182
                                                                                                   -------------      -----------
Liabilities
Payable for investments purchased................................................................          3,000            4,864
Payable to investment adviser....................................................................            834              154
Other liabilities................................................................................            118               46
                                                                                                   -------------      -----------
   Total liabilities.............................................................................          3,952            5,064
                                                                                                   -------------      -----------
   Net assets applicable to investors' beneficial interest ......................................     $1,354,118         $233,118
                                                                                                   =============      ===========


See accompanying Notes to Financial Statements.

Statements of Operations
For the six months ended March 31, 1998
(All amounts in thousands)
(Unaudited)
                                                                                                            SR&F
                                                                                           SR&F          Special
                                                                                        Special          Venture
                                                                                      Portfolio        Portfolio
Investment Income
Dividends.......................................................................     $    3,803         $    526
Interest........................................................................          4,367              509
                                                                                    -----------       ----------
   Total investment income......................................................          8,170            1,035
                                                                                    -----------       ----------
Expenses
Management fees.................................................................          4,553              848
Accounting fees.................................................................             28               15
Trustees' fees..................................................................             21                7
Audit and legal fees............................................................              9               10
Other...........................................................................            134               47
                                                                                    -----------       ----------
   Total expenses...............................................................          4,745              927
                                                                                    -----------       ----------
   Net investment income........................................................          3,425              108
                                                                                    -----------       ----------
Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investments...............................................        186,319            8,719
Net realized losses on foreign currency transactions............................         (1,338)              --
Net change in unrealized appreciation or depreciation on
   investments and foreign currency translations ...............................       (116,156)         (11,183)
                                                                                    -----------       ----------
   Net gains (losses) on investments............................................         68,825           (2,464)
                                                                                    -----------       ----------
Net Increase (Decrease) in Net Assets Resulting from Operations.................      $  72,250         $ (2,356)
                                                                                    ===========       ==========


See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
For the six months ended March 31, 1998
and the period ended September 30, 1997
(All amounts in thousands)
(Unaudited)
                                                                                                                SR&F Special
                                                                              SR&F Special Portfolio            Venture Fund
                                                                                 1998           1997 (a)       1998         1997 (a)
Operations
Net investment income ..................................................   $     3,425    $     2,236    $       108    $       387
Net realized gains on investments ......................................       184,981         92,652          8,719          7,866
Net change in unrealized appreciation or depreciation
   on investments ......................................................      (116,156)       190,726        (11,183)        27,038
                                                                           -----------    -----------    -----------    -----------
   Net increase (decrease) in net assets resulting from operations .....        72,250        285,614         (2,356)        35,291
                                                                           -----------    -----------    -----------    -----------

Transactions in Investors' Beneficial Interest
Contributions ..........................................................        28,205      1,189,884         20,859        218,483
Withdrawals ............................................................       (74,975)      (146,860)       (21,426)       (17,733)
                                                                           -----------    -----------    -----------    -----------
   Net increase (decrease) from transactions in investors'
       beneficial interest .............................................       (46,770)     1,043,024           (567)       200,750
                                                                           -----------    -----------    -----------    -----------
   Net increase (decrease) in net assets ...............................        25,480      1,328,638         (2,923)       236,041

Total Net Assets
Beginning of period ....................................................     1,328,638           --          236,041           --
                                                                           -----------    -----------    -----------    -----------
End of period ..........................................................   $ 1,354,118    $ 1,328,638    $   233,118    $   236,041
                                                                           ===========    ===========    ===========    ===========


(a) From commencement of operations on February 3, 1997.

See accompanying Notes to Financial Statements.

Notes to Financial Statements
(All amounts, except per-share amounts, in thousands)


Note 1. Organization
The Stein Roe Advisor Special Fund and Stein Roe Advisor Special Venture Fund (the "Funds") are series of the Stein Roe Advisor Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. Advisor Special Fund and Advisor Special Venture Fund invest substantially all of their assets in SR&F Special Portfolio and SR&F Special Venture Portfolio (the "Portfolios"), respectively. SR&F Special Portfolio seeks capital appreciation by investing primarily in equity securities that are considered to have limited downside risk relative to their potential for above-average growth. SR&F Special Venture Portfolio seeks to achieve long-term capital appreciation by investing primarily in entrepreneurially managed companies.
    The Portfolios are series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolios commenced operations on February 3, 1997. At commencement, Stein Roe Special Fund and Stein Roe Special Venture Fund contributed $1,096,779 and $160,940 in securities and other assets to SR&F Special Portfolio and SR&F Special Venture Portfolio, respectively, in exchange for beneficial ownership of those Portfolios. At February 14, 1997, Advisor Special Fund and Advisor Special Venture Fund each contributed cash of $100 to their respective Portfolios. The Portfolios allocate net asset value, income and expenses to each investor on a daily basis, based on their respective percentage of ownership. At March 31, 1998, Special Fund and Advisor Special Fund owned 99.96 percent and .04 percent, respectively, of SR&F Special Portfolio; and Special Venture Fund and Advisor Special Venture Fund owned 99.80 percent and .20 percent, respectively, of SR&F Special Venture Portfolio.

Note 2. Significant Accounting Policies
The following summarizes the significant accounting policies of the Funds and Portfolios. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Interest income includes discount accretion on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

Security Valuations
All securities are valued as of March 31, 1998. Securities are valued at, depending on the security involved, the last reported sales price, last bid or asked price, or the mean between last bid and asked prices as of the close of the appropriate exchange or other designated time. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Currency Translations
For purposes of valuation, assets and liabilities are translated into U.S. dollars using currency exchange rates that represent the midpoint between the bid and asked rates as of 4 p.m., London time. Purchases and sales of securities are translated into U.S. dollars using the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Forward Currency Exchange
Contracts During the period ended March 31, 1998, SR&F Special Portfolio entered into forward currency exchange contracts under which it was obligated to exchange currencies at specified future dates. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. There were no outstanding contracts at March 31, 1998.

Federal Income Taxes
No provision is made for federal income taxes since (a) the Funds elect to be taxed as "regulated investment companies" and make distributions to their shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolios are treated as partnerships for federal income tax purposes and all of their income is allocated to their owners based on respective percentages of ownership.

Distributions to Shareholders
Each Fund annually declares and pays dividends of any net investment income and net realized capital gains. Shareholder distributions are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently from generally accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.


Note 3. Trustees' Fees and Transactions with Affiliates
The Funds and Portfolios pay monthly management and administrative fees to Stein Roe & Farnham Incorporated (the "Adviser"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment adviser and manager. The management fee for SR&F Special Portfolio is computed at an annual rate of .75 of 1 percent of average daily net assets up to $500 million, .70 of 1 percent of the next $500 million, .65 of 1 percent of the next $500 million and .60 of 1 percent thereafter. The management fee for SR&F Special Venture Portfolio is computed at an annual rate of .75 of 1 percent of average daily net assets. The administrative fee for Advisor Special Fund is computed at an annual rate of .15 of 1 percent of average daily net assets up to $500 million, .125 of 1 percent of the next $500 million, .10 of 1 percent of the next $500 million and .075 of 1 percent thereafter. The administrative fee for Advisor Special Venture Fund is computed at an annual rate of .15 of 1 percent of average daily net assets.
    The Adviser also provides certain fund accounting services. For the period ended March 31, 1998, Advisor Special Fund, Advisor Special Venture Fund, SR&F Special Portfolio and SR&F Special Venture Portfolio incurred charges of $12, $12, $28 and $15, respectively.
    The administrative agreement provides that the Adviser will reimburse each Fund to the extent that annual expenses, excluding certain expenses, exceed the applicable limits prescribed by any state in which the Fund's shares are offered for sale. In addition, the Adviser has agreed to reimburse Advisor Special Fund and Advisor Special Venture Fund to the extent that expenses exceed 1.45 percent and 1.50 percent of average annual net assets, respectively. These expense limitations expire on January 31, 1999, subject to earlier termination by the Adviser on 30 days notice.
    Shares of the Funds are distributed by Liberty Financial Investments, Inc. (the "Distributor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company. The trustees of the Trust have adopted a plan of distribution and service pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan provides that, as compensation for services and/or distribution, the Distributor receives from each Fund a fee at an annual rate not to exceed 0.25 percent of average daily net assets.
    Transfer agent fees are paid to Colonial Investors Service Center, Inc. ("CISC"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company. Prior to October 15, 1997, transfer agent fees were paid to SteinRoe Services Inc., also an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company.
    Certain officers and trustees of the Trust are also officers of the Adviser. The compensation of trustees not affiliated with the Adviser for Advisor Special Fund, Advisor Special Venture Fund, SR&F Special Portfolio and SR&F Special Venture Portfolio for the period ended March 31, 1998, was $3, $3, $21 and $7, respectively. No remuneration was paid to any other trustee or officer of the Trust.

Note 4. Short-Term Debt
To facilitate portfolio liquidity, the Funds and Portfolios maintain borrowing arrangements under which they can borrow against portfolio securities. Neither the Funds nor the Portfolios had borrowings during the period ended March 31, 1998.


Note 5. Investment Transactions
The aggregate cost of purchases and proceeds from sales other than short-term obligations for the period ended March 31, 1998, were:

                                       Purchases       Sales
SR&F Special Portfolio                  $255,300    $328,594
SR&F Special Venture Portfolio           110,425     100,915

Financial Highlights
Advisor Special Fund
Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.
                                                                                    Six Months
                                                                                         Ended           Period
                                                                                     March 31,            Ended
                                                                                          1998    September 30,
                                                                                   (Unaudited)         1997 (d)
Net Asset Value, Beginning of Period............................................       $ 12.46         $ 10.00
                                                                                     ---------        ---------
Income From Investment Operations
   Net investment loss..........................................................           --             (0.03)
   Net realized and unrealized gains on investments.............................          0.63             2.49
                                                                                     ---------        ---------
Net Asset Value, End of Period..................................................       $ 13.09          $ 12.46
                                                                                     =========        =========
Ratio of net expenses to average net assets (b).................................         1.45% (a)        1.44% (a)
Ratio of net investment loss to average net assets (c)..........................        (0.11%)(a)       (0.46%)(a)
Total return (c)................................................................         5.06%           24.60%
Net assets, end of period (000's)...............................................        $  549           $  125


(a)Annualized
(b)If the Fund had paid all of its expenses and there had been no reimbursement of expenses by the investment adviser, this ratio would have been 44.57 percent for the six months ended March 31, 1998, and 86.39 percent for the period ended September 30, 1997. (c) Computed giving effect to the investment adviser's expense limitation undertaking.
(d)From commencement of operations on February 14, 1997.

Financial Highlights CONTINUED
Advisor Special Venture Fund
Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.
                                                                                       Six Months
                                                                                            Ended           Period
                                                                                        March 31,            Ended
                                                                                             1998    September 30,
                                                                                      (Unaudited)         1997 (d)
Net Asset Value, Beginning of Period..............................................        $ 11.84          $ 10.00
                                                                                        ---------        ---------
Income From Investment Operations
   Net investment loss............................................................          (0.03)           (0.03)
   Net realized and unrealized gains (losses) on investments......................          (0.11)            1.87
                                                                                        ---------        ---------
                                                                                            (0.14)            1.84
                                                                                        ---------        ---------
Distributions
   Net investment income..........................................................          (0.01)              --
   Net realized capital gains.....................................................          (0.03)              --
                                                                                        ---------        ---------
                                                                                            (0.04)              --
                                                                                        ---------        ---------
Net Asset Value, End of Period....................................................        $ 11.66          $ 11.84
                                                                                       ==========       ==========
Ratio of net expenses to average net assets (b)...................................          1.50% (a)         1.50% (a)
Ratio of net investment loss to average net assets (c)............................         (0.48%)(a)        (0.42%)(a)
Total return (c)..................................................................         (1.17%)           18.40%
Net assets, end of period (000's).................................................         $  463           $  118


(a)Annualized
(b)If the Fund had paid all of its expenses and there had been no reimbursement of expenses by the investment adviser, this ratio would have been 59.88 percent for the six months ended March 31, 1998, and 88.96 percent for the period ended September 30, 1997. (c) Computed giving effect to the investment adviser's expense limitation undertaking.
(d)From commencement of operations on February 14, 1997.

Financial Highlights CONTINUED
SR&F Special Portfolio
                                                                           Six Months
                                                                                Ended           Period
                                                                            March 31,            Ended
                                                                                 1998    September 30,
                                                                          (Unaudited)         1997 (b)
Ratio of net expenses to average net assets...........................         0.74%(a)          0.75%(a)
Ratio of net investment income to average net assets..................         0.53%(a)          0.31%(a)
Portfolio turnover rate...............................................            22%               8%
Average commissions per share.........................................        $0.0556          $0.0382

(a)Annualized
(b)From commencement of operations on February 3, 1997.

Financial Highlights CONTINUED
SR&F Special Venture Portfolio
                                                                         Six Months
                                                                              Ended           Period
                                                                          March 31,            Ended
                                                                               1998    September 30,
                                                                        (Unaudited)         1997 (b)
Ratio of net expenses to average net assets...........................       0.82%(a)          0.82%(a)
Ratio of net investment income to average net assets..................       0.10%(a)          0.31%(a)
Portfolio turnover rate...............................................          48%              58%
Average commissions per share.........................................      $0.0592          $0.0456


(a)Annualized
(b)From commencement of operations on February 3, 1997.

Stein Roe Advisor Trust

Trustees
Thomas W. Butch
President, Mutual Fund Division and Director,
   Stein Roe & Farnham Incorporated
William W. Boyd
Chairman and Director, Sterling Plumbing
   Group Inc.
Lindsay Cook
Senior Vice President, Liberty Financial
   Companies, Inc.
Douglas A. Hacker
Senior Vice President and Chief Financial
   Officer, United Airlines
Janet Langford Kelly
Senior Vice President, Secretary and General
   Counsel, Sara Lee Corporation
Charles R. Nelson
Van Voorhis Professor of Political Economy,
   University of Washington
Thomas C. Theobald
Managing Partner, William Blair Capital Partners


Officers
Thomas W. Butch, President
William D. Andrews, Executive Vice President
Loren A. Hansen, Executive Vice President
Hans P. Ziegler, Executive Vice President
Gary A. Anetsberger, Senior Vice President, Chief Financial Officer David P. Brady, Vice President
Kevin M. Carome, Vice President, Assistant Secretary
Daniel K. Cantor, Vice President
Erik P. Gustafson, Vice President
David P. Harris, Vice President
Harvey B. Hirschhorn, Vice President
Michael T. Kennedy, Vice President
Stephen F. Lockman, Vice President
Eric S. Maddix, Vice President
Lynn C. Maddox, Vice President
Anne E. Marcel, Vice President
M. Jane McCart, Vice President
John S. McLandsborough, Vice President
Arthur J. McQueen, Vice President
Nicolette D. Parrish, Vice President, Assistant Secretary
Richard B. Peterson, Vice President
M. Gerard Sandel, Vice President
Gloria J. Santella, Vice President
Heidi J. Walter, Vice President, Secretary
Sharon R. Robertson, Controller
Scott E. Volk, Treasurer
Margaret O. Zwick, Assistant Treasurer
Janet B. Rysz, Assistant Secretary

Agents and Advisers
Stein Roe & Farnham Incorporated
   Investment Adviser
State Street Bank and Trust Company
   Custodian
Colonial Investors Service Center, Inc.
   Transfer Agent
Bell, Boyd & Lloyd
   Legal Counsel to the Trust
Arthur Andersen LLP
   Independent Public Accountants
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                               Stein Roe & Farnham
                             One South Wacker Drive
                             Chicago, IL 60606-1130
                                www.steinroe.com

                Liberty Financial Investments, Inc. Distributor.
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